Note 35 Fees and commission expense (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fee and commission expense [Line Items]
Current Accounts Fee	€ 2,000,000	€ 3,000,000
Credit and debit cards expenses	612,000,000	576,000,000
Transfers and other payment orders expenses	56,000,000	46,000,000
Commissions for selling insurance	25,000,000	25,000,000
Custody securities	25,000,000	25,000,000
Other fee and commission expense	275,000,000	254,000,000
Fee and commission expense	€ 996,000,000	€ 929,000,000